FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Investment securities held-to-maturity	$ 84,021	$ 98,420
Other investments	143,160	102,971
Loans held for sale	7,900	29,500
Interest Receivable	47,488	29,500
Deposits
Noninterest-bearing	4,135,180	4,185,572
Savings	3,828,139	4,157,374
Time	1,700,705	1,330,263
Deposits	12,701,177	12,871,954
Impaired Commercial And Commercial Real Estate Loans Member
Deposits
Principal Amount of Commercial and Commercial Real Estate Loans	11,900	28,800
Allowance for Loan and Lease Losses, Real Estate	3,700	9,700
Carrying value
Financial assets
Cash and short-term investments	595,683	434,842
Investment securities held-to-maturity	84,021	98,420
Other investments	143,160	102,971
Loans and leases	10,165,994	9,156,307
Interest Receivable	63,721	44,627
Deposits
Deposits	12,701,177	12,871,954
Short-term borrowings	1,287,156	296,203
Long-term debt	346,672	409,832
Interest Payable	11,150	4,498
Fair value
Financial assets
Cash and short-term investments	595,683	434,842
Investment securities held-to-maturity	76,485	99,898
Other investments	143,160	102,971
Loans and leases	9,916,353	9,172,111
Interest Receivable	63,721	44,627
Deposits
Deposits	12,670,747	12,869,567
Short-term borrowings	1,287,156	296,203
Long-term debt	348,041	411,569
Interest Payable	11,150	4,498
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	595,683	434,842
Investment securities held-to-maturity	0	0
Other investments	1,171	1,331
Loans and leases	0	0
Interest Receivable	0	0
Deposits
Deposits	0	0
Short-term borrowings	1,287,156	296,203
Long-term debt	0	0
Interest Payable	3,835	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	76,485	99,898
Other investments	132,853	92,025
Loans and leases	0	0
Interest Receivable	16,233	15,170
Deposits
Deposits	12,670,747	12,869,567
Short-term borrowings	0	0
Long-term debt	348,041	411,569
Interest Payable	7,315	4,498
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	9,136	9,615
Loans and leases	9,916,353	9,172,111
Interest Receivable		29,457
Deposits
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0